REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Real Estate [Line Items]
Amount	$ 3,971	$ 1,036
Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Hotel
Real Estate [Line Items]
Amount	$ 476	$ 77
Hotel | Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	12.00%	7.00%
Industrial
Real Estate [Line Items]
Amount	$ 434	$ 168
Industrial | Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	11.00%	16.00%
Land
Real Estate [Line Items]
Amount	$ 52	$ 48
Land | Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	1.00%	5.00%
Office
Real Estate [Line Items]
Amount	$ 1,866	$ 243
Office | Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	47.00%	23.00%
Retail
Real Estate [Line Items]
Amount	$ 235	$ 212
Retail | Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	6.00%	20.00%
Apartment
Real Estate [Line Items]
Amount	$ 485	$ 254
Apartment | Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	12.00%	25.00%
Student housing
Real Estate [Line Items]
Amount	$ 85	$ 0
Student housing | Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	2.00%	0.00%
Other
Real Estate [Line Items]
Amount	$ 338	$ 34
Other | Real Estate Investments | Market sector
Real Estate [Line Items]
Percentage	9.00%	4.00%